LEASES - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Operating Lease, Weighted Average Discount Rate, Percent	6.00%		6.00%		6.00%
Remaining operating lease term	2 years 4 months 28 days		2 years 4 months 28 days		1 year 1 month 28 days
Remaining finance lease term	2 years 9 months		2 years 9 months		1 year 1 month 2 days
Continuing Operations [Member]
Interest expense on finance leases	$ 7,602	$ 13,612	$ 15,903	$ 44,369	$ 55,844	$ 46,518
Continuing Operations [Member] | Operating Lease for Automobiles [Member]
Operating lease expenses	564,646	417,519	1,622,601	941,818	1,390,767	42,306
Continuing Operations [Member] | Operating Lease from Offices and Showroom [Member]
Operating lease expenses	$ 88,493	141,208	$ 313,753	367,690	460,209	245,376
Discontinued Operations [Member]
Interest expense on finance leases		84,307		269,397	277,366	686,684
Discontinued Operations [Member] | Operating Lease for Automobiles [Member]
Operating lease expenses		84,328		263,193	359,192	0
Discontinued Operations [Member] | Operating Lease from Offices and Showroom [Member]
Operating lease expenses		$ 24,055		$ 67,043	$ 125,510	$ 150,900